Rule 497(k)(1)(iii)(B)
                                                 File Nos. 33-58004 and 811-7474


                                  Money Market
                                      Funds

                        [BOSTON 1784 FUNDS LOGO OMITTED]

                               SEPTEMBER 30, 1999
                          FUND INFORMATION AND PROFILE

                            [PHOTO OF BOSTON OMITTED]

NOT PART OF THE PROFILE

MONEY MARKET FUNDS
   (SQUARE BULLET) BOSTON 1784 TAX-FREE MONEY MARKET FUND
   (SQUARE BULLET) BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
   (SQUARE BULLET) BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY
                   MARKET FUND
   (SQUARE BULLET) BOSTON 1784 PRIME MONEY MARKET FUND
   (SQUARE BULLET) BOSTON 1784 INSTITUTIONAL PRIME MONEY
                   MARKET FUND

BOND FUNDS
   (SQUARE BULLET) BOSTON 1784 SHORT-TERM INCOME FUND
   (SQUARE BULLET) BOSTON 1784 INCOME FUND
   (SQUARE BULLET) BOSTON 1784 U.S. GOVERNMENT MEDIUM-
                   TERM INCOME FUND

TAX-EXEMPT INCOME FUNDS
   (SQUARE BULLET) BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (SQUARE BULLET) BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (SQUARE BULLET) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND (SQUARE BULLET) BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (SQUARE BULLET) BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS
   (SQUARE BULLET) BOSTON 1784 ASSET ALLOCATION FUND
   (SQUARE BULLET) BOSTON 1784 GROWTH AND INCOME FUND
   (SQUARE BULLET) BOSTON 1784 GROWTH FUND
   (SQUARE BULLET) BOSTON 1784 INTERNATIONAL EQUITY FUND

BOSTON 1784 FUNDS [SERVICE MARK]
P.O. BOX 8524
BOSTON, MA O2266-8524
1-800-BKB-1784
www.boston1784funds.com

NOT PART OF THE PROFILE                     MF-0137 (10/99)

BOSTON 1784 MONEY MARKET FUNDS
A VALUABLE ADDITION TO YOUR PERSONAL SAVING OR INVESTING PROGRAM.
================================================================================

IF YOU'RE LIKE MOST PEOPLE, YOU WANT TO TAKE ADVANTAGE OF ALL THE TOOLS AVAILABLE TO MAKE YOUR MONEY MORE PRODUCTIVE. FOR MANY PEOPLE, A MONEY MARKET FUND IS A NATURAL CHOICE. WITH A MONEY MARKET FUND, YOU CAN:

[SQUARE BULLET]  BUILD UP YOUR CASH RESERVES--Keep in mind that some experts recommend that you keep cash equal to 3-6 months' income available for emergencies.

[SQUARE BULLET]  SAVE FOR A MAJOR PURCHASE--You'll earn attractive, competitive money market yields and always have access to your money.

[SQUARE BULLET]  HOLD CASH FOR LONG-TERM INVESTMENTS--Your money will work for you even when it's not invested in long-term mutual funds, stocks, or bonds.

[PHOTO OF MAN OMITTED]
"I'VE BUILT UP MY SHORT-TERM SAVINGS IN A MONEY MARKET FUND TO HELP ME BE PREPARED FOR ANY UNPLANNED EXPENSES."

[PHOTO OF MAN OMITTED]
"WHILE I'M SAVING FOR THE DOWNPAYMENT ON A NEW HOUSE, MY MONEY MARKET FUND PROVIDES ME WITH COMPETITIVE YIELDS -- AND ACCESS TO MY MONEY WHEN INEED IT."

[PHOTO OF WOMAN OMITTED]
"I INVEST IN A MONEY MARKET FUND BECAUSE I DON'T WANT TO TIE UP MY MONEY WHILE I CONSIDER LONG-TERM INVESTMENT OPPORTUNITIES."

IMPORTANT INFORMATION ABOUT BOSTON 1784 FUNDS:

BOSTON 1784 FUNDS ARE NOT FDIC INSURED, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Information is available in the attached profile about Boston 1784 Money Market Funds, the procedures for investing in the Funds, and the availability of a prospectus for the Funds. BankBoston, N.A. serves as investment adviser and shareholder servicing agent for Boston 1784 Funds. Boston 1784 Funds are distributed by SEI Investments Distribution Co., an independent broker/dealer.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTIED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

NOT PART OF THE PROFILE

THREE DISTINCT CHOICES . . .
================================================================================

You can choose from three funds, depending on your goals and preferences, including:

[SQUARE BULLET] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND, which invests in U.S. government securities.

[SQUARE BULLET] BOSTON 1784 PRIME MONEY MARKET FUND, which invests in both corporate and government money market instruments.

[SQUARE BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND, which invests in municipal securities and may offer superior after-tax returns depending on your income tax bracket.


 . . . SAME ATTRACTIVE FEATURES
      All Boston 1784 Money Market Funds offer a wide range of features-- including special benefits if you are a BankBoston customer.
================================================================================

[SQUARE BULLET]  HIGHER YIELDS
Yields on Boston 1784 Money Market Funds are currently higher than the interest on most short-term bank deposit accounts.

[SQUARE BULLET]  CONVENIENT ACCESS
One of the most important features of any money market fund is the ability to access your cash quickly. Boston 1784 Money Market Funds offer:

     CHECKWRITING--With no additional charges or restrictions, and a $250 per check minimum.

     TELEPHONE TRANSFERS--Sign up and you can move money between your Boston 1784 Money Market Fund and your checking or savings account, with a single phone call.

     AUTOMATIC TRANSFERS--Invest automatically by setting up an automatic transfer from your checking or savings account to your Boston 1784 Money Market Fund ($50 minimum/transfer).

[SQUARE BULLET]  LOW MINIMUM INVESTMENT
You can open your Boston 1784 Money Market Fund with as little as $1,000--compared to $2,500 for many mutual fund companies. See page 4 for complete instructions.

[SQUARE BULLET]  SAVINGS OPPORTUNITIES ON A RANGE OF BANKBOSTON SERVICES
Your Boston 1784 Money Market Fund balances count toward your BankBoston Value Plan or BostonPlus Balance. Depending on the total balance on your consolidated statement, you may qualify for fee waivers on select BankBoston checking accounts, discounts on new loans, and more.

[SQUARE BULLET]  SIMPLIFIED MONEY MANAGEMENT
Consolidating your BankBoston checking account and Boston 1784 Money Market Fund activity on a single detailed statement makes it faster and easier to manage the cash in your accounts.


NOT PART OF THE PROFILE

WHICH BOSTON 1784 MONEY MARKET FUND
IS RIGHT FOR YOU?
================================================================================

BOSTON 1784 U.S. TREASURY MONEY MARKET FUND--
FOR RELATIVELY LOW RISK.

[SQUARE BULLET]  Stability and safety are very important to you.

[SQUARE BULLET]  You want the opportunity to earn a higher yield than bank savings and money market deposit accounts.

This Fund invests in U.S. Treasury and related securities. U.S. Treasury securities are among the safest investments because they are backed by the full faith and credit of the U.S. government. As the graph below shows, the Fund's yields have typically been higher than that of bank deposit products such as bank money market deposit accounts, which usually pay the highest short-term rates of any bank account.


COMPARISON OF BOSTON 1784 U.S. TREASURY MONEY MARKET FUND TO BANK RATES
                         [LINE GRAPH OMITTED]
                          PLOT POINTS FOLLOW:

BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND           12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             5.33  5.08  5.36  5.49  5.48   5.50  5.49  5.26  5.24  5.27  5.19  5.27  5.10  4.95  4.68  4.80  4.67


BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND            5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.43  4.75  4.79  4.82  4.76   4.77  4.75  4.92  4.69  4.67  4.98  4.82  4.98  4.90  4.95  4.95  4.92


BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND           10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             4.91  4.97  5.06  4.95  4.96   4.97  4.85  4.91  4.93  4.91  4.89  4.65  4.39  4.30  4.34  4.24  4.19


BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND            3/99  4/99  5/99  6/99  7/99  8/99  9/99
---------------------------------------------------------------------
                             4.25  4.16  4.18  4.24  4.38  4.52  4.57*


MONEY MARKET DEPOSIT
ACCOUNTS (MMDA)+            12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             2.72  2.78  2.85  2.89  2.89   2.88  2.88  2.87  2.85  2.84  2.86  2.86  2.85  2.83  2.77  2.75  2.70


MONEY MARKET DEPOSIT
ACCOUNTS (MMDA)+             5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             2.66  2.67  2.69  2.68  2.68   2.66  2.66  2.63  2.63  2.63  2.64  2.63  2.65  2.66  2.64  2.65  2.66


MONEY MARKET DEPOSIT
ACCOUNTS (MMDA)+            10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             2.65  2.63  2.62  2.57  2.57   2.56  2.52  2.49  2.48  2.49  2.51  2.49  2.44  2.37  2.24  2.19  2.17*


MONEY MARKET DEPOSIT
ACCOUNTS (MMDA)+             3/99  4/99  5/99   6/99   7/99  8/99  9/99
-----------------------------------------------------------------------
                             2.12  2.08  2.05   2.02   2.02  2.05  2.06*



BOSTON 1784 PRIME MONEY MARKET FUND--
FOR HIGHER YIELD POTENTIAL.

[SQUARE BULLET]  Higher yield potential is important to you.

[SQUARE BULLET]  You don't mind taking more risk than a fund that invests primarily in government securities.

Because this Fund invests in short-term bank and corporate obligations, it may earn a higher yield than a fund that invests solely in lower-risk government securities. The graph below shows how yields of Boston 1784 Prime Money Market Fund have compared with the yields of Boston 1784 U.S. Treasury Money Market Fund.



COMPARISON OF BOSTON 1784 PRIME MONEY MARKET FUND TO BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
                                     [LINE GRAPH OMITTED]
                                      PLOT POINTS FOLLOW:

BOSTON 1784 PRIME
MONEY MARKET FUND           12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             4.84  5.16  5.46  5.59  5.55   5.55  5.50  5.32  5.28  5.34  5.27  5.29  5.23  5.07  4.86  4.94  4.87


BOSTON 1784 PRIME
MONEY MARKET FUND            5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.89  4.92  4.92  4.85  4.91   4.87  4.80  5.04  4.93  4.93  4.97  5.05  5.04  5.08  5.01  5.04  5.06


BOSTON 1784 PRIME
MONEY MARKET FUND           10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             5.07  5.12  5.22  5.09  5.05   5.03  4.98  5.02  5.04  5.03  5.02  4.98  4.76  4.68  4.72  4.42  4.36


BOSTON 1784 PRIME
MONEY MARKET FUND            3/99  4/99  5/99   6/99  7/99  8/99  9/99
----------------------------------------------------------------------
                             4.35  4.33  4.23   4.43  4.50  4.67  4.76*


BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND           12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             5.33  5.08  5.36  5.49  5.48   5.50  5.49  5.26  5.24  5.27  5.19  5.27  5.10  4.95  4.68  4.80  4.67




BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND            5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.43  4.75  4.79  4.82  4.76   4.77  4.75  4.92  4.69  4.67  4.98  4.82  4.98  4.90  4.95  4.95  4.92



BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND           10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             4.91  4.97  5.06  4.95  4.96   4.97  4.85  4.91  4.93  4.91  4.89  4.65  4.39  4.30  4.34  4.24  4.19


BOSTON 1784 U.S. TREASURY
MONEY MARKET FUND            3/99  4/99  5/99   6/99  7/99  8/99  9/99
----------------------------------------------------------------------
                             4.25  4.16  4.18   4.24  4.38  4.52  4.57*



*7-DAY CURRENT YIELD AS OF THE LAST DAY OF EACH MONTH IN THE PERIODS SHOWN.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTIED BY THE FEDERALDEPOSIT INSURANCE CORPORATION OR ANY OTHER
GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO
LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MONEY MARKET DEPOSIT ACCOUNTS ARE FDIC INSURED. BOSTON 1784 U.S. TREASURY MONEY
MARKET FUND AND BOSTON 1784 PRIME MONEY MARKET FUND ARE NOT FDIC INSURED.

+SOURCE: BANK RATE MONITOR, INC., N. PALM BEACH, FL 33408. MMDA RATES ARE A NATIONAL AVERAGE OF THE TOP 25 MARKETS. RATES
 ARE AS OF THE LAST WEEK OF EACH MONTH.

NOT PART OF THE PROFILE

BOSTON 1784 MONEY MARKET FUNDS
INVEST IN YOUR CHOICE TODAY.
================================================================================

BOSTON 1784 TAX-FREE MONEY MARKET FUND--
FOR TAX-FREE CURRENT INCOME**

[SQUARE BULLET]  Minimizing additional taxes on your investments is important to you.

[SQUARE BULLET]  Your tax bracket is among the highest.

If your federal tax bracket is among the highest, this Fund's after-tax performance may compare favorably with funds that pay higher taxable yields. The Fund invests primarily in municipal securities, so income may be exempt from federal taxes. The higher your tax bracket, the greater the benefit this may be to you. Consult your tax adviser for details.


COMPARISON OF TAX-EQUIVALENT YIELDS FOR VARIOUS TAX BRACKETS TO THE ALL-TAXABLE
                      MONEY MARKET FUNDS AVERAGE
                         [LINE GRAPH OMITTED]
                          PLOT POINTS FOLLOW:

ALL-TAXABLE MONEY MARKET
FUNDS AVERAGE (SOURCE: IBC
FINANCIAL DATA, INC.)       12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             5.18  5.23  5.49  5.53  5.53   5.48  5.47  5.31  5.25  5.21  5.22  5.26  5.15  5.01  4.78  4.79  4.75


ALL-TAXABLE MONEY MARKET
FUNDS AVERAGE (SOURCE: IBC
FINANCIAL DATA, INC.)        5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.78  4.81  4.82  4.83  4.86   4.82  4.88  4.90  4.82  4.80  4.96  4.96  5.04  5.04  5.02  5.05  5.04


ALL-TAXABLE MONEY MARKET
FUNDS AVERAGE (SOURCE: IBC
FINANCIAL DATA, INC.)       10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             5.03  5.09  5.12  5.08  5.07   5.05  5.00  5.00  5.04  5.01  5.03  4.93  4.72  4.57  4.53  4.41  4.37

ALL-TAXABLE MONEY MARKET
FUNDS AVERAGE (SOURCE: IBC
FINANCIAL DATA, INC.)        3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             4.35  4.28  4.32  4.35  4.47   4.64  4.71*



BOSTON 1784 TAX-FREE
MONEY MARKET FUND           12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
-----------------------------------------------------------------------------------------------------------------------------------
                             4.14  3.59  3.86  3.77  3.98   3.95  3.91  3.77  3.57  3.86  3.65  3.56  4.17  3.26  3.22  3.21  3.45



BOSTON 1784 TAX-FREE
MONEY MARKET FUND            5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             3.19  3.18  3.18  3.20  3.28   3.26  3.32  3.32  3.14  3.16  3.14  3.65  3.33  3.69  3.37  3.32  3.53



BOSTON 1784 TAX-FREE
MONEY MARKET FUND           10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             3.24  3.39  3.58  3.18  3.10   3.21  3.57  3.35  3.14  3.06  2.99  3.46  3.02  2.85  3.25  2.80  2.72


BOSTON 1784 TAX-FREE
MONEY MARKET FUND            3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             2.85  3.19  3.02  3.17  2.89   2.92  3.30*



AT 28%                      12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
-----------------------------------------------------------------------------------------------------------------------------------
                             5.75  4.99  5.36  5.24  5.53   5.49  5.43  5.24  4.96  5.36  5.07  4.94  5.79  4.53  4.47  4.46  4.79


AT 28%                       5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.43  4.42  4.42  4.44  4.56   4.53  4.61  4.61  4.36  4.39  4.36  5.07  4.63  5.13  4.68  4.61  4.90


AT 28%                      10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             4.50  4.71  4.97  4.42  4.31   4.46  4.96  4.65  4.36  4.25  4.15  4.81  4.19  3.96  4.51  3.89  3.78


AT 28%                       3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             3.96  4.43  4.19  4.40  4.01   4.06  4.58*


AT 31%                      12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             6.00  5.20  5.59  5.46  5.77   5.72  5.67  5.46  5.17  5.59  5.29  5.16  6.04  4.72  4.67  4.65  5.00


AT 31%                       5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.62  4.61  4.61  4.64  4.75   4.72  4.81  4.81  4.55  4.58  4.55  5.29  4.83  5.35  4.88  4.81  5.12


AT 31%                      10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             4.70  4.91  5.19  4.61  4.49   4.65  5.17  4.86  4.55  4.43  4.33  5.01  4.38  4.13  4.71  4.06  3.94


AT 31%                       3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             4.13  4.62  4.38  4.59  4.19   4.23  4.78*


AT 36%                      12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
------------------------------------------------------------------------------------------------------------------------------------
                             6.47  5.61  6.03  5.89  6.22   6.17  6.11  5.89  5.58  6.03  5.70  5.56  6.52  5.09  5.03  5.02  5.39


AT 36%                       5/96  6/96  7/96  8/96  9/96  10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                             4.98  4.97  4.97  5.00  5.13   5.09  5.19  5.19  4.91  4.94  4.91  5.70  5.20  5.77  5.27  5.19  5.52


AT 36%                      10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             5.06  5.30  5.59  4.97  4.84   5.02  5.58  5.23  4.91  4.78  4.67  5.41  4.72  4.45  5.08  4.38  4.25


AT 36%                       3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             4.45  4.98  4.72  4.95  4.52   4.56  5.16*



AT 39.6%                    12/94  1/95  2/95  3/95  4/95   5/95  6/95  7/95  8/95  9/95 10/95 11/95 12/95  1/96  2/96  3/96  4/96
-----------------------------------------------------------------------------------------------------------------------------------
                             6.85  5.94  6.39  6.24  6.59   6.54  6.47  6.24  5.91  6.39  6.04  5.89  6.90  5.40  5.33  5.31  5.71


AT 39.6%                      5/96  6/96  7/96  8/96  9/96 10/96 11/96 12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97  8/97  9/97
------------------------------------------------------------------------------------------------------------------------------------
                              5.28  5.26  5.26  5.30  5.43  5.40  5.50  5.50  5.20  5.23  5.20  6.04  5.51  6.11  5.58  5.50  5.84


AT 39.6%                    10/97 11/97 12/97  1/98  2/98   3/98  4/98  5/98  6/98  7/98  8/98  9/98 10/98 11/98 12/98  1/99  2/99
------------------------------------------------------------------------------------------------------------------------------------
                             5.36  5.61  5.93  5.26  5.13   5.31  5.91  5.55  5.20  5.07  4.95  5.73  5.00  4.72  5.38  4.64  4.50


AT 39.6%                     3/99  4/99  5/99  6/99  7/99   8/99  9/99
----------------------------------------------------------------------
                             4.72  5.28  5.00  5.25  4.78   4.83  5.46*



* 7-DAY CURRENT YIELD AS OF THE LAST DAY OF EACH MONTH IN THE PERIODS SHOWN. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
  GUARANTIED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO
  PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

**A PORTION OF THE INCOME OF THIS FUND MAY BE SUBJECT TO ALTERNATIVE MINIMUM
  TAX AND/OR LOCAL TAXES. THIS INVESTMENT KIT CONTAINS EVERYTHING YOU NEED TO OPEN A BOSTON 1784 MONEY MARKET FUND ACCOUNT TODAY, INCLUDING A NEW ACCOUNT APPLICATION, CHECKWRITING SIGNATURE CARD, AND FUNDS PROFILE.


THIS INVESTMENT KIT CONTAINS EVERYTHING YOU NEED TO OPEN A BOSTON 1784 MONEY MARKET FUND ACCOUNT TODAY, INCLUDING A NEW ACCOUNT APPLICATION, CHECK-WRITING SIGNATURE CARD, AND FUNDS PROFILE.

TO INVEST IN A BOSTON 1784 MONEY MARKET FUND:

[SQUARE BULLET]  Select the Fund that is right for you.

[SQUARE BULLET]  Complete the enclosed New Account Application.

[SQUARE BULLET]  If you would like the checkwriting option, complete the checkwriting signature card.

[SQUARE BULLET]  Make out a check payable to "Boston 1784 Funds," or authorize a debit from your checking/savings account on the application.

[SQUARE BULLET]  Give the application and your check to a service representative in your branch, or mail in the enclosed postage-paid envelope.

You will receive a confirmation of your investment by mail shortly.

If you have any questions on Boston 1784 Money Market Funds, please call 1-800-BKB-1784.

NOT PART OF THE PROFILE

BOSTON 1784 [SERVICE MARK] MONEY MARKET FUNDS

[BULLET]  BOSTON 1784 TAX-FREE MONEY MARKET FUND
[BULLET]  BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
[BULLET]  BOSTON 1784 INSTITUTIONAL U.S. TREASURY
          MONEY MARKET FUND
[BULLET]  BOSTON 1784 PRIME MONEY MARKET FUND
[BULLET]  BOSTON 1784 INSTITUTIONAL PRIME MONEY
          MARKET FUND

                     THIS PROFILE SUMMARIZES KEY INFORMATION
                      ABOUT BOSTON 1784 MONEY MARKET FUNDS
                   THAT IS INCLUDED IN THE FUNDS' PROSPECTUS.
                   THE FUNDS' PROSPECTUS INCLUDES ADDITIONAL
                     INFORMATION ABOUT THE FUNDS, INCLUDING
                    A MORE DETAILED DESCRIPTION OF THE RISKS
                     ASSOCIATED WITH INVESTING IN THE FUNDS
                    THAT YOU MAY WANT TO CONSIDER BEFORE YOU
                   INVEST. YOU MAY OBTAIN THE PROSPECTUS AND
                       OTHER INFORMATION ABOUT THE FUNDS
                      AT NO COST BY CALLING 1-800-BKB-1784
                         OR BY VISITING OUR WEB SITE AT
                            www.boston1784funds.com.



                                     PROFILE

                        [BOSTON 1784 FUNDS LOGO OMITTED]

                                      MONEY
                                      MARKET
                                      FUNDS

                               SEPTEMBER 30, 1999

TABLE OF CONTENTS
================================================================================

WHAT ARE THE FUNDS' GOALS?..................................................1

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?.............................2

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?..........................3

      WHO MAY WANT TO INVEST?...............................................4

      HOW HAVE THE FUNDS PERFORMED?.........................................5

WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?................................8

FUND MANAGEMENT.............................................................9

HOW TO PURCHASE SHARES......................................................9

HOW TO SELL SHARES............................................BACK COVER PAGE

DISTRIBUTIONS AND TAX INFORMATION.............................BACK COVER PAGE

SHAREHOLDER SERVICES..........................................BACK COVER PAGE

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

TAX-FREE MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

PRIME MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND

[COMPASS ART OMITTED]
WHAT ARE THE FUNDS' GOALS?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.

U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL U.S. TREASURY
   MONEY MARKET FUND

PRIME MONEY MARKET FUND

INSTITUTIONAL PRIME
   MONEY MARKET FUND
The Funds' goals are to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

--------------------------------------------------------------------------------
WHAT IS A MONEY MARKET FUND?

A MONEY MARKET FUND is a type of mutual fund that tries to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss ("PRESERVATION OF PRINCIPAL"). If you need to sell your shares at any time, you should receive your initial investment plus any income that you have earned (thereby providing "LIQUIDITY"). However, a money market fund does not guarantee that you will receive your money back.

A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases.
The average remaining maturity of the securities cannot be greater than 90 days. The remaining maturity of a security is the period of time until the principal amount must be repaid.
--------------------------------------------------------------------------------

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

[CHESS ART OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund invests primarily in short-term municipal securities, which are debt securities issued by states, cities and towns and other political or public entities or agencies. The interest paid on these debt securities is free from federal income tax.

The Fund may also enter into repurchase agreements and invest in limited amounts in securities paying interest that is not free from federal taxes.

U.S. TREASURY MONEY
MARKET FUND
The U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government obligations.

INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The Institutional U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government obligations.

PRIME MONEY MARKET FUND
The Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

INSTITUTIONAL PRIME
MONEY MARKET FUND
The Institutional Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

--------------------------------------------------------------------------------
WHAT ARE U.S. GOVERNMENT OBLIGATIONS?

U.S. GOVERNMENT OBLIGATIONS or securities are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Some U.S. government obligations are backed by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the issuing agency or instrumentality. U.S. government obligations generally have less credit risk than other debt obligations.
--------------------------------------------------------------------------------


    YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS IN THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN ADDITION, THE FUNDS' ANNUAL
      REPORTS CONTAIN A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT
                STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS'
          PERFORMANCE DURING THE LAST FISCAL YEAR. YOU MAY OBTAIN THESE
                  REPORTS AT NO COST BY CALLING 1-800-BKB-1784.

================================================================================

[SIGN ART OMITTED]
WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

The principal risks of investing in the Money Market Funds and the circumstances reasonably likely, in the opinion of the Adviser, to affect your investment adversely are described below. Please note that there are many other factors that could affect your investment adversely, and that could prevent a Fund from achieving its objectives, which are not described here. The principal risks are:

   [BULLET] The rate of income will vary from day to day depending on short-term interest rates.

   [BULLET] It is possible that a major change in interest rates or a default on a security or a repurchase agreement held by a Fund could cause the value of your investment or the performance of the Fund to decline.

   [BULLET] Each Money Market Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are the separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

   [BULLET] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   [BULLET] Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

                            WHO MAY WANT TO INVEST?

TAX-FREE MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[BULLET] are investing for a short period of time or as part of a savings plan;

[BULLET] are uncomfortable with an investment that will go up and down in value;

[BULLET] want to earn income exempt from federal taxes.

It is not an appropriate investment for tax-sheltered accounts such as IRAs.


U.S. TREASURY MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[BULLET] are investing for a short period of time or as part of a savings plan;

[BULLET] are uncomfortable with an investment that will go up and down in value;

[BULLET] want the added safety of U.S. government securities.


INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[BULLET] are investing for a short period of time;

[BULLET] want the added safety of U.S. government securities.


PRIME MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[BULLET] are investing for a short period of time or as part of a savings plan;

[BULLET] are uncomfortable with an investment that will go up and down in value;

[BULLET] are looking for higher returns than are usually available from U.S.
         Treasury money market funds.

INSTITUTIONAL PRIME MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[BULLET] are investing for a short period of time;

[BULLET] are looking for higher returns than are usually available from U.S.
         Treasury money market funds.

None of the Money Market Funds alone provides a balanced investment plan.

[FLAG ART OMITTED]
HOW HAVE THE FUNDS PERFORMED?

The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of money market performance.

WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.

================================================================================
TAX-FREE MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1994      2.71%
1995      3.75%
1996      3.25%
1997      3.33%
1998      3.15%

================================================================================
HIGHEST AND LOWEST RETURN (Quarterly 1994-1998)
--------------------------------------------------------------------------------
                                      QUARTER ENDING
Highest             0.96%             June 30, 1995
Lowest              0.58%             March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through September 30, 1999)
--------------------------------------------------------------------------------
                         1 YEAR   5 YEARS    LIFE OF FUND
                                           (SINCE 6/14/93)
Tax-Free Money            2.97%    3.30%        3.13%
Market Fund

IBC/Financial Data        2.62%    2.99%        2.82%*
Stockbroker & General
Purpose Tax-Free Average
================================================================================
*(since 5/31/93)
The Fund's 7-day yield for the week ending September 30, 1999 was 3.30%.



================================================================================
U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1994      3.72%
1995      5.43%
1996      4.82%
1997      4.96%
1998      4.86%

================================================================================
HIGHEST AND LOWEST RETURN (Quarterly 1994-1998)
--------------------------------------------------------------------------------
                                      QUARTER ENDING
Highest             1.38%             June 30, 1995
Lowest              0.64%             March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through September 30, 1999)
--------------------------------------------------------------------------------
                       1 YEAR    5 YEARS    LIFE OF FUND
                                           (SINCE 6/7/93)
U.S. Treasury Money     4.37%     4.91%        4.51%
Market Fund

IBC/Financial Data      4.44%     4.87%        4.53%*
U.S. Government
& Agencies Average
================================================================================
*(since 5/31/93)
The Fund's 7-day yield for the week ending September 30, 1999 was 4.57%.

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

================================================================================
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1994      4.04%
1995      5.69%
1996      5.14%
1997      5.30%
1998      5.20%
================================================================================
HIGHEST AND LOWEST RETURN (Quarterly 1994-1998)
--------------------------------------------------------------------------------
                                      QUARTER ENDING
Highest             1.43%             June 30, 1995
Lowest              0.76%             March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through September 30, 1999)
--------------------------------------------------------------------------------
                       1 YEAR    5 YEARS    LIFE OF FUND
                                           (SINCE 6/14/93)
Institutional U.S.      4.73%     5.23%        4.84%
Treasury Money
Market Fund

IBC/Financial Data      4.60%     5.13%        4.80%*
Government-Only
Institutional-
Only Average
================================================================================
*(since 5/31/93)
The Fund's 7-day yield for the week ending September 30, 1999 was 4.92%.


================================================================================
PRIME MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)

[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1992      3.48%
1993      2.72%
1994      3.75%
1995      5.49%
1996      5.02%
1997      5.14%
1998      5.06%
================================================================================
HIGHEST AND LOWEST RETURN (Quarterly 1992-1998)
--------------------------------------------------------------------------------
                                      QUARTER ENDING
Highest             1.39%             June 30, 1995
Lowest              0.66%             March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through September 30, 1999)
--------------------------------------------------------------------------------
                      1 YEAR    5 YEARS   LIFE OF FUND
                                          (SINCE 6/6/91)
Prime Money            4.61%     5.06%        4.47%
Market Fund

IBC/Financial Data     4.49%     4.95%        4.44%*
First Tier Money
Market Average
================================================================================
*(since 5/31/91)
The Fund's 7-day yield for the week ending September 30, 1999 was 4.76%.

          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

================================================================================


================================================================================
INSTITUTIONAL PRIME MONEY MARKET FUND
================================================================================

TOTAL RETURN
(per calendar year)


[BAR CHART OMITTED--PLOT POINTS ARE AS FOLLOWS:]

1998      5.40%
================================================================================
HIGHEST AND LOWEST RETURN (Quarterly 1998)
--------------------------------------------------------------------------------
                                  QUARTER ENDING
Highest             1.35%         September 30, 1998
Lowest              1.27%         December 31, 1998
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through September 30, 1999)
--------------------------------------------------------------------------------
                          1 YEAR        LIFE OF FUND
                                       (SINCE 11/5/97)
Institutional Prime        4.93%           5.20%
Money Market Fund

IBC/Financial Data         4.87%           5.13%*
First Tier Institutional
Only Average
================================================================================
*(Since 10/31/97)
The Fund's 7-day yield for the week ending September 30, 1999 was 5.09%.

         FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

[CALCULATOR ART OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 MONEY MARKET FUNDS

================================================================================================================
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------
                                     TAX-FREE     U.S. TREASURY  INSTITUTIONAL U.S.     PRIME      INSTITUTIONAL
                                       MONEY          MONEY        TREASURY MONEY       MONEY       PRIME MONEY
                                    MARKET FUND    MARKET FUND       MARKET FUND     MARKET FUND    MARKET FUND


Maximum Sales Charge (Load)            None           None             None             None           None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)   None           None             None             None           None

Maximum Sales Charge (Load)            None           None             None             None           None
Imposed on Reinvested Dividends

Redemption Fee                         None           None             None             None           None

Exchange Fee                           None           None             None             None           None

================================================================================================================
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as a % of average net assets
----------------------------------------------------------------------------------------------------------------
Management Fees                        .40%           .40%             .20%             .40%           .20%

Distribution (12b-1) Fees              None           None             None             None           None

Other Expenses                         .11%           .32%             .11%             .33%           .15%

Total Annual Fund Operating Expenses   .51%           .72%*            .31%             .73%*          .35%*

----------------------------------------------------------------------------------------------------------------

*Each of these Funds' actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because of a fee waiver by the Funds' Adviser. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level. The Adviser may eliminate all or a part of the fee waiver at any time. With the fee waiver, the Funds' actual total annual operating expenses were as follows:

                           U.S. TREASURY MONEY MARKET FUND             .65%
                           PRIME MONEY MARKET FUND                     .65%
                           INSTITUTIONAL PRIME MONEY MARKET FUND       .30%

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON 1784 MONEY MARKET FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

----------------------------------------------------------------------------------------------------------------
              TAX-FREE          U.S. TREASURY    INSTITUTIONAL U.S. TREASURY   PRIME MONEY  INSTITUTIONAL PRIME
          MONEY MARKET FUND   MONEY MARKET FUND        MONEY MARKET FUND       MARKET FUND    MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
1 year        $   52              $   74                  $   32                 $   75            $   36
3 years          164                 230                     100                    233               113
5 years          285                 401                     174                    406               197
10 years         640                 894                     393                    906               443
----------------------------------------------------------------------------------------------------------------

================================================================================

FUND MANAGEMENT

The Adviser to the Funds is BankBoston, a national bank with a global presence that has been providing asset management services to customers since 1890. BankBoston is a subsidiary of Fleet Boston Corporation.

DAVID H. THOMPSON, Director of Fund Management, and GUY C. HOLBROOK, Fund Manager, have been co-managers of the Tax-Free Money Market Fund since 1998. Mr. Thompson, who has more than 28 years experience in investment management, research analysis and securities trading, has been Director of Fund Management at BankBoston since 1985. Mr. Holbrook, who has ten years of investment management experience, was a Research Analyst and Bond Trader at Scudder Kemper Investments from 1992 to 1998.

EMMETT M. WRIGHT, Senior Fund Manager, has been the manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since they began operations. Mr. Wright, who has more than seven years of investment management and research analysis experience, was an Associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994.

LISA W. LEBOEUF, Fund Manager, has been a co-manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since January 1997. Ms. LeBoeuf, who has eight years experience in investment management, has been with BankBoston since 1978.

MARY K. WERLER, Senior Fund Manager, and LISA W. LEBOEUF, Fund Manager, have been co-managers of the Prime Money Market Fund since December 1996 and co-managers of the Institutional Prime Money Market Fund since it began operations in November 1997. Ms. Werler, who has more than 12 years of investment management experience, has been a Fund Manager at BankBoston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Investment Co. Ms. LeBoeuf's investment experience is described above.

HOW TO PURCHASE SHARES

If you are new to the Funds, complete and sign an account application and mail it to the address on the application.

The Funds do not have any sales charges or fees for buying shares.

Once you have opened an account, you may purchase shares by:

   MAIL:
   Send your check to:
   Boston 1784 Funds
   P.O. Box 8524
   Boston, MA 02266-8524

   Include the name of the Fund(s) and your account number.

   TELEPHONE (IF YOU HAVE ELECTED THIS OPTION):
   Call 1-800-BKB-1784.
   You may elect this option at any time.

You may pay by:

   [BULLET] Debit to your bank checking or savings account

   [BULLET] Check (made payable to Boston 1784 Funds)

   [BULLET] Wire transfer

Please call 1-800-BKB-1784 with any questions.

MINIMUM INVESTMENTS.
   To open an account                     $1,000.00*
      For tax-sheltered retirement plans     250.00
   To add to an account                      250.00**
      Through automatic investment plans      50.00
   Minimum account balance                 1,000.00*
      For tax-sheltered retirement plans     250.00

   *  $100,000 for the Institutional Funds
   ** $5,000 for the Institutional Funds

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

HOW TO SELL SHARES
Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares.

On any business day, you may sell (redeem) all or a portion of your shares at the next NAV calculated after your order is received in good order by:

   MAIL:
   Send your request to:
   Boston 1784 Funds
   P.O.Box 8524
   Boston, MA 02266-8524

   Include the name of the Fund, your account number, the amount of redemption, your name and any other names on the account, your daytime phone number and the signature of a registered owner of the account.

   TELEPHONE (IF YOU HAVE ELECTED THIS OPTION):
   Call 1-800-BKB-1784.
   You may elect this option at any time.

Please note that your redemption proceeds may be delayed for up to ten business days after a purchase. This is to assure that money from the purchase of shares being redeemed has been received and collected.

Signature requirements vary based on the type of account. A signature guarantee may be required. Call 1-800-BKB-1784 for more information.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, or, if you have chosen these options, by wire transfer or electronic transfer. There is a $12 fee for each wire.


DISTRIBUTIONS AND TAX INFORMATION

Your dividend distributions are declared each day, starting on the day you purchase your shares. They are paid to your account on the first business day of each month that you are a shareholder. You will not receive a dividend for the day on which you sell shares.

You will receive distributions from a Fund in additional shares of that Fund unless you choose to receive your distributions in cash.

Distributions from the Tax-Free Money Market Fund will generally be exempt from federal income tax, although some distributions may be taxable. Distributions from the other Money Market Funds will generally be subject to federal income tax as ordinary income. Your distributions will be taxed in the same manner whether you receive them in cash or in additional shares of a Fund.


SHAREHOLDER SERVICES

Boston 1784 Funds offer a variety of services for your convenience, including:

   [BULLET]  Telephone purchases, redemptions or exchanges

   [BULLET]  Automatic Investment Program

   [BULLET]  Systematic Withdrawal Plan

   [BULLET]  Checkwriting privileges

   [BULLET]  Exchange within Boston 1784 Funds family

   [BULLET]  24-hour automated access to your account information

   [BULLET]  Dividend reinvestment into other Boston 1784 Funds

For more information about Boston 1784 Funds or your account, please call 1-800-BKB-1784. Customer service representatives are available Monday through Friday from 8 a.m. to 6 p.m. Eastern time.


               BOSTON 1784 FUNDS [SERVICE MARK]
               P.O.BOX 8524
               BOSTON, MA 02266-8524
               1-800-BKB-1784
               www.boston1784funds.com

CORPORATE RESOLUTION FORM
================================================================================
THIS FORM IS REQUIRED FOR CORPORATIONS, BUSINESS TRUSTS, PARTNERSHIPS, LIMITED LIABILITY COMPANIES AND OTHER SIMILAR ORGANIZATIONS ONLY AND MUST ACCOMPANY A COMPLETED NEW ACCOUNT APPLICATION AND/OR THE CHECKWRITING SIGNATURE CARD. (Bullet) FOR TELEPHONE REDEMPTION, COMPLETE SECTIONS 1, 2 AND 4.
(Bullet) FOR CHECKWRITING, COMPLETE SECTIONS 3 AND 4.
(Bullet) FOR BOTH FEATURES COMPLETE SECTIONS 1, 2, 3 AND 4.

================================================================================
1. RESOLUTIONS FOR TELEPHONE REDEMPTION
RESOLVED: In connection with any funds invested in shares of

--------------------------------------------------------------------------------
            NAME OF BOSTON 1784 FUND(S) AND ACCOUNT NUMBER(S) (IF AVAILABLE)
--------------------------------------------------------------------------------
                    TITLE(S)OR NAME(S) OF THOSE WITH AUTHORITY

(are) (is) hereby authorized to execute an authorization of telephone redemptions and to name the following bank as the recipient of the proceeds of any such redemptions:



--------------------------------------------------------------------------------
FURTHER RESOLVED: That the (Clerk) (Assistant Clerk) (Secretary) (Assistant Secretary) (Managing Partner) (Member) (Manager) be and hereby is authorized and directed to certify the foregoing resolution and that the provisions thereof are in conformity with the (Articles of Organization) (Certificate of Incorporation) (Charter) (Declaration of Trust) (Partnership Agreement) and (By-Laws) (Operating Agreement) of this (Corporation) (Trust) (Partnership) (Limited Liability Company).

================================================================================
2. APPOINTMENT OF AGENTS FOR TELEPHONE REDEMPTION AUTHORIZATION

We, the undersigned, constitute and appoint Boston 1784 Funds' Transfer Agent and Shareholder Servicing Agent (collectively the "Agents") our true and lawful attorneys to surrender for redemption any and all shares held by


--------------------------------------------------------------------------------
                       ACCOUNT NAME AND ADDRESS



--------------------------------------------------------------------------------
with full power of substitution in the premises. The Agents are hereby authorized and directed to accept and act upon any telephone directions for redemptions of shares held in the above account from any person who requests payment to be made to the bank account identified in the Application Form submitted herewith.

BOSTON 1784 FUNDS, P.O. BOX 8524, BOSTON, MA 02266-8524
FOR INFORMATION, CALL: 1-800-BKB-1784

We understand and agree that the Agents will not be liable for any loss, expense or costs arising out of any telephone request for redemption so long as the Agents act in accordance with the telephone redemption procedures as described in the profile of Boston 1784 Funds, as amended from time to time. (This authorization and the following certificate must be completed and received by the Agents before telephone ACH or wire redemption requests for transmission of funds will be honored. Any amendment or modification of the above information will require that a new Corporate Resolution Form be completed and submitted, with a completed Telephone Redemption Form with a signature guarantee.)

We hereby certify that each of the persons listed below has been duly elected and is now legally holding the office set forth opposite his name.


--------------------------------------------------------------------------------
PLEASE PRINT OR TYPE FULL NAME(S) AND TITLE(S)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SIGNATURE(S)



We further certify that said

--------------------------------------------------------------------------------
                          TYPE OF ORGANIZATION

is duly organized and existing, and has the power to take the action called for by the foregoing resolutions.

We further certify and agree that the above certifications, authorizations and appointments will continue until the Agents receive actual written notice of any change thereof.
                                                      PLEASE COMPLETE OTHER SIDE

================================================================================
3. RESOLUTIONS FOR CHECKS
RESOLVED: That this (Corporation) (Trust) (Partnership) (Limited Liability Company) open a checking account with Boston 1784 Funds (the Funds) in the name of this (Corporation) (Trust) (Partnership) (Limited Liability Company) and that the funds on deposit in such account be subject to withdrawal or charge at any time by checks or orders for the payment of money when made, signed or drawn on the Company's behalf by any of the following:

--------------------------------------------------------------------------------
NAME AND TITLE OF OFFICERS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
including those drawn to the individual order of a signer, without any obligation of inquiry on the part of the Funds as to the circumstances of their issue or reason for payment.

FURTHER RESOLVED: That until duly notified in writing of a resolution to the contrary, the Funds is authorized to accept and to act upon the certificate of the (Clerk) (Assistant Clerk) (Secretary) (Assistant Secretary) (Managing Partner) (Member) (Manager) or any other officer of this (Corporation) (Trust) (Partnership) (Limited Liability Company) as to the name of the present and future officers of this (Corporation) (Trust) (Partnership) (Limited Liability Company) and to act and rely upon any signatures of officers, or other persons, if any, authorized to sign and act for this (Corporation) (Trust) (Partnership) (Limited Liability Company) which are furnished to the Funds by such (Clerk) (Assistant Clerk) (Secretary) (Assistant Secretary) (Managing Partner) (Member) (Manager) or any other officer.

FURTHER RESOLVED: That the Funds and the Agents are hereby appointed agents of this (Corporation) (Trust) (Partnership)(Limited Liability Company) and, as such agents, directed to redeem shares of
                                    --------------------------------------------
                                                NAME OF BOSTON 1784 FUND

registered in the name of this (Corporation) (Trust) (Partnership) (Limited Liability Company) and, upon receipt of, and to the amount of, checks drawn upon the (Corporation's) (Trust's) (Partnership's) (Limited Liability Company's) checking account; provided, however, that no such redemption shall be effected for less than $250 or such other minimum amount as may from time to time be established by the Agents.

That the aforesaid appointment of the Funds and the Agents as agents shall be effective upon receipt of said agents of a copy of these resolutions and without the need of further evidence thereof.

FURTHER RESOLVED: That the preceding resolutions are to remain in full force and effect unless and until terminated by subsequent resolution by the (Board of Directors) (Trustees) (Partners or Managing Partners) (Members) and until written notice thereof is delivered to the Agents.

FURTHER RESOLVED: That the (Clerk) (Assistant Clerk) (Secretary) (Assistant Secretary) (Managing Partner) (Member) (Manager) be and hereby is authorized and directed to certify the foregoing resolutions and that the provisions thereof are in conformity with the (Articles of Organization) (Certificate of Incorporation) (Charter) (Declaration of Trust) (Partnership Agreement) and (By-Laws) (Operating Agreement) of this (Corporation) (Trust) (Partnership) (Limited Liability Company).

================================================================================
4. CERTIFICATION
I hereby certify that the foregoing resolutions relating to:
[SQUARE BULLET] Telephone Redemption [SQUARE BULLET] Checkwriting are in conformity with the (Articles of Organization) (Certificate of Incorporation) (Charter) (Declaration of Trust) (Partnership Agreement) and the

(By-Laws) (Operating Agreement) of the___________________________________
                                             NAME OF ORGANIZATION

organized under the laws of ______________ and were adopted (by
                               STATE

unanimous consent) (at a meeting) of the (Board of Directors) (Trustees) (Partners)(Members) of the (Corporation) (Trust) (Partnership) (Limited Liability Company) duly called and held on __________ at
                                              DATE

which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) the duly elected officer(s) of the (Corporation) (Trust) (Partnership) (Limited Liability Company), authorized to act in accordance with the foregoing resolutions.

--------------------------------------------------------------------------------
NAME                                TITLE

--------------------------------------------------------------------------------
NAME                                TITLE
Witness my (our) hand(s) and the seal of the (Corporation) (Trust) (Partnership) (Limited Liability Company) this ______________ day of __________________ ,
________ .

--------------------------------------------------------------------------------
SECRETARY, CLERK, MANAGING PARTNER, MEMBER OR MANAGER CONFIRMED

--------------------------------------------------------------------------------
                            OTHER OFFICER

IF THE SECRETARY OR OTHER RECORDING OFFICER IS AUTHORIZED TO ACT BY THE ABOVE RESOLUTIONS, THIS CERTIFICATE MUST ALSO BE SIGNED BY ANOTHER OFFICER.

BOSTON 1784 FUNDS
INVESTMENT CHOICES TO MEET A RANGE OF GOALS.
================================================================================

IN ADDITION TO MONEY MARKET FUNDS, THE BOSTON 1784 FUNDS FAMILY INCLUDES STOCK, BOND AND TAX-EXEMPT FUNDS TO MEET A WIDE RANGE OF INVESTMENT GOALS. YOU MAY SELECT INDIVIDUAL FUNDS TO TARGET VERY SPECIFIC INVESTMENT OBJECTIVES OR COMBINE BOSTON 1784 FUNDS TO CREATE AN ENTIRE PORTFOLIO STRUCTURED IN THE MOST EFFECTIVE WAY TO MEET YOUR LONG-TERM GOALS.

MONEY MARKET FUNDS
   BOSTON 1784 TAX-FREE MONEY MARKET FUND
   BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY
               MARKET FUND
   BOSTON 1784 PRIME MONEY MARKET FUND
   BOSTON 1784 INSTITUTIONAL PRIME MONEY
               MARKET FUND

BOND FUNDS
   BOSTON 1784 SHORT-TERM INCOME FUND
   BOSTON 1784 INCOME FUND
   BOSTON 1784 U.S. GOVERNMENT MEDIUM-
               TERM INCOME FUND

TAX-EXEMPT INCOME FUNDS
   BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
   BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
   BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
   BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
   BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS
   BOSTON 1784 ASSET ALLOCATION FUND
   BOSTON 1784 GROWTH AND INCOME FUND
   BOSTON 1784 GROWTH FUND
   BOSTON 1784 INTERNATIONAL EQUITY FUND


FOR MORE COMPLETE INFORMATION ON ALL BOSTON 1784 FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL 1-800-BKB-1784 FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

    THE SIMPLE, CONVENIENT
    WAY TO INVEST.
    [SQUARE BULLET] NO-LOAD INVESTING --
                    No sales charges, exchange or redemption fees.

    [SQUARE BULLET] LOW MINIMUM INVESTMENT --
                    Initial investment of $1,000 with additional investments as low as $250.

    [SQUARE BULLET] AUTOMATIC INVESTMENT OF AS LITTLE AS $50 --
                    Arrange to have funds automatically invested from your bank account.

    [SQUARE BULLET] 24-HOUR ACCESS --
                    Automated account information at 1-800-BKB-1784 24-hours a day.

    [SQUARE BULLET] MONTHLY INVESTMENT STATEMENT --
                    Receive information on all your Boston 1784 Funds monthly. In addition, you'll receive written confirmation each time you buy or sell shares.

    NOTE: THE INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND AND INSTITUTIONAL PRIME MONEY MARKET FUND HAVE HIGHER MINIMUMS FOR INITIAL INVESTMENT AND AUTOMATIC INVESTMENT.

    [BOSTON 1784 FUNDS OMITTED]

    NOT PART OF THE PROFILE

                                                                  [LOGO OMITTED]

                                                         NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

                         Boston 1784 Funds, P.O. Box 8524, Boston, MA 02266-8524
                                           For information, call: 1-800-BKB-1784

Please print clearly all items except signature
--------------------------------------------------------------------------------

1. WHOSE NAME(S) WOULD YOU LIKE ON YOUR ACCOUNT?

--------------------------------------------------------------------------------
OWNER'S FIRST NAME OR BUSINESS NAME         MIDDLE INITIAL        LAST NAME

--------------------------------------------------------------------------------
JOINT OWNER'S FIRST NAME                    MIDDLE INITIAL        LAST NAME

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                             STATE                 ZIP
(   )                                  (   )

--------------------------------------------------------------------------------
DAYTIME PHONE                           EVENING PHONE

--------------------------------------------------------------------------------
OWNER: SOCIAL SECURITY OR TAX PAYER I.D. NUMBER

--------------------------------------------------------------------------------
DATE OF BIRTH                           OCCUPATION

[open box]  U.S. Citizen        [open box]  Other ______________________________

--------------------------------------------------------------------------------

2. WHAT TYPE OF ACCOUNT WOULD YOU LIKE TO OPEN?
PLEASE COMPLETE ONLY ONE SECTION

[open box]  Individual    [open box]  Joint Owner* (cannot be a minor)
[open box]  Gift or Transfer to Minor

--------------------------------------------------------------------------------
CUSTODIAN'S NAME (ONLY ONE PERMITTED)

--------------------------------------------------------------------------------
MINOR'S NAME (ONLY ONE PERMITTED)      SOCIAL SECURITY #       DATE OF BIRTH

[open box]  A Trust (including Corporate Pension Plans):

--------------------------------------------------------------------------------
NAME OF TRUST

--------------------------------------------------------------------------------
TRUST TAX I.D. #                                DATE OF TRUST AGREEMENT

[open box]  A Corporation, Partnership or other entity:


--------------------------------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY (Please be sure to complete a Corporate Resolution form found on page 5 of this kit.)

* A joint account is assumed to mean joint tenants with rights of survivorship. Other joint account options are available. Please call for more information.
--------------------------------------------------------------------------------

3. WHICH FUND(S) SHARES WOULD YOU LIKE TO PURCHASE?

PLEASE NOTE THE MINIMUM INITIAL INVESTMENT IS $1,000 PER FUND ($100,000 FOR BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND AND BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND).

[open box]  $ __________ Prime Money Market (932)
[open box]  $ __________ U.S. Treasury Money Market (902)
[open box]  $ __________ Tax-Free Money Market (901)
[open box]  $ __________ Institutional Prime Money Market (900)
[open box] $ __________ Institutional U.S. Treasury Money Market (903) [open box] $ __________ Other:
[open box]  $ __________ TOTAL INVESTMENT

Method of Payment: Please check one of the options below.

[open box]  ENCLOSED IS MY CHECK for the total amount of my investment made payable to Boston 1784 Funds.
[open box]  DEBIT MY CHECKING OR SAVINGS ACCOUNT. (Please be sure to attach a voided check or savings withdrawal slip and complete the information under Electronic Transfer and Bank Wire in Section 5.)

4. HOW SHOULD WE DISTRIBUTE YOUR EARNINGS?

All dividend income, if any, should be distributed as follows:
[open box]  Reinvest dividends automatically into my Fund(s).
[open box]  Credit my checking or savings account. Please be sure to fill in
            Electronic Transfer and Bank Wire section and attach a voided check or savings withdrawal slip to this form.
[open box]  Send a check to my address of record.

NOTE: IF NO BOX IS CHECKED, ALL DIVIDEND INCOME WILL BE REINVESTED
      AUTOMATICALLY.

5. WHICH OPTIONS WOULD YOU LIKE ON YOUR ACCOUNT?[dagger]

A. TELEPHONE PRIVILEGE AUTHORIZATION

By checking the box(es) below, I/we authorize the Shareholder Servicing Agent of Boston 1784 Funds to act upon instructions received by telephone from me/us to perform the following services:
[open box]  EXCHANGE BETWEEN BOSTON 1784 FUNDS.
[open box]  ELECTRONIC TRANSFER OF MONEY BETWEEN FUND(S) AND BANK ACCOUNT (ACH):
            Please complete the Electronic Transfer and Bank Wire section below. [open box] WIRE TRANSFER: I/We understand that a fee is charged each time I/we request a wire redemption. Please complete the Electronic Transfer and Bank Wire section below.
[open box]  SEND CHECK TO MY ADDRESS OF RECORD.

B. ELECTRONIC TRANSFER AND BANK WIRE

If you wish to redeem shares with payment via electronic transfer or wire transfer, PLEASE ATTACH A VOIDED CHECK OR SAVINGS WITHDRAWAL SLIP FOR THE BANK ACCOUNT YOU WISH TO USE, AND provide full bank account information below. Please notify Boston 1784 Funds in writing of any change to these instructions.

--------------------------------------------------------------------------------
BANK NAME                                    BRANCH OFFICE (IF APPLICABLE)

--------------------------------------------------------------------------------
BANK ADDRESS (DO NOT USE P.O. BOX)

--------------------------------------------------------------------------------
CITY                      STATE              ZIP

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK ACCOUNT #                               BANK ABA #.

Account Type (check one):  [open box] Checking  [open box] Savings/Money Market

--------------------------------------------------------------------------------
               ATTACH VOIDED CHECK OR SAVINGS WITHDRAWAL SLIP HERE
--------------------------------------------------------------------------------

C. CHECKWRITING PRIVILEGE

If you elect this service, be sure to fill out and sign a Checkwriting Signature Card and return it in the envelope provided. (Please note that we will need a signature guarantee to establish this option at a later date.) Allow 14 business days after we receive your signed signature card for delivery of your checkbook. Checks may be written against your investment for a minimum of $250 each check. These checks are not immediately redeemable at your branch.
Which fund(s) would you like to use for this service?
[open box]  Prime Money Market (932)
[open box]  U.S. Treasury Money Market (902)
[open box]  Tax-Free Money Market (901)

D. SYSTEMATIC INVESTMENT PLAN

I/We authorize the Shareholder Servicing Agent of Boston 1784 Funds to draw on my/our bank account, as indicated below ($50 MINIMUM) for investment in my/our Boston 1784 Funds account. I/We understand that if there are insufficient funds in my/our account, service charges may apply. Please attach a voided check and provide your bank information in the Electronic Transfer and Bank Wire section above.

PREFERRED INVESTMENT SCHEDULE:


                              $
--------------------------------------------------------------------------------
FUND NAME                     AMOUNT ($50 MINIMUM)     WITHDRAWAL DAY(S)**

                              $
--------------------------------------------------------------------------------
FUND NAME                     AMOUNT ($50 MINIMUM)     WITHDRAWAL DAY(S)**

**You may make investments either monthly or twice monthly. Please indicate the day(s), i.e., 15th, 20th, on which you wish to make investments.

E. STATEMENT LINKAGE FOR BANKBOSTON CUSTOMERS

Please link my Boston 1784 Money Market Fund(s) to my BankBoston checking/savings statement.
--------------------------------------------------------------------------------
BANKBOSTON ACCOUNT #

[dagger] Optional services can also be added to an existing account using the Authorization for Optional Services form.

If you received a profile, you may wish to review a copy of the prospectus before you invest. The prospectus provides additional information about the Funds. To receive a copy call 1-800-BKB-1784. Please review carefully the information in the profile or prospectus before investing.

--------------------------------------------------------------------------------
CHECKWRITING SIGNATURE CARD
(SUBJECT TO CONDITIONS ON REVERSE SIDE)

To make use of checkwriting privileges on an account, all registered shareholders or fiduciaries must sign this card.*

PLEASE INDICATE NAME OF THE BOSTON 1784 FUND:
[open box]  Prime Money Market (932)
[open box]  U.S. Treasury Money Market (902)
[open box]  Tax-Free Money Market (901)

*Minors and powers of attorney will not be accepted.

[BOUNDING BOX]

For internal use only:
------------------------------
Account Number

[END OF BOUNDING BOX]




--------------------------------------------------------------------------------
NAME (Please print clearly)              SOCIAL SECURITY/TAXPAYER I.D. NO.

X
--------------------------------------------------------------------------------
SIGNATURE*

--------------------------------------------------------------------------------
NAME (Please print clearly)              SOCIAL SECURITY/TAXPAYER I.D. NO.

X
--------------------------------------------------------------------------------
SIGNATURE*

--------------------------------------------------------------------------------
NAME (Please print clearly)              SOCIAL SECURITY/TAXPAYER I.D. NO.

X
--------------------------------------------------------------------------------
SIGNATURE*

6. PLEASE READ YOUR SHAREHOLDER AGREEMENT...

In this Agreement, "I," "my," "you" and "your" means each customer individually and/or any two or more customers signing this Agreement.

[ballot box] I have full right, power, authority and legal capacity to purchase shares of the Fund(s) and such purchases are not illegal in my state of residence. I affirm that the Funds' prospectus or profile has been provided or made available to me and that I agree to its terms. I understand the investment objectives and program, and have determined that the Fund(s) is/are a suitable investment, based upon my investment needs and financial situation. I agree that neither SEI Investments Distribution Co., Federated Securities Corp., Federated Municipal Trust, the Shareholder Servicing Agent, Boston 1784 Funds, nor any bank or broker-dealer through which purchases may be made, nor any affiliate of any of the foregoing or any of their agents, officers, directors, or employees ("Other Parties") will be liable for any loss, expense, or cost from my investment decision, nor from acting upon my instructions or inquiries believed to be genuine, including instructions received by telephone, if the procedures described in the prospectus(es) concerning verification are followed.

[ballot box] I understand that the authorization(s) with respect to telephone transactions, wire redemption and electronic transfer are subject to the conditions and limitations set forth in the current prospectus(es). I ratify any instructions given pursuant to the above authorization(s) and agree that no Other Party will be liable for any loss, expense, or cost from my investment decision, nor from acting upon my instructions or inquiries believed genuine, including instructions received by telephone if the procedures described in the prospectus(es) concerning verification are followed. I authorize you to honor all debit and credit entries initiated by me. All my debits are subject to sufficient collected funds in the account noted above. I further agree that if any such entries are dishonored with good and sufficient cause, no Other Party shall be under any liability whatsoever. I understand that for joint accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. The Shareholders Servicing Agent, in its own discretion and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

[ballot box] I understand and acknowledge that Boston 1784 Funds shares are not insured by the FDIC or any other government agency; are not deposits or other obligations of, or guaranteed by any bank; and involve investment risks, including possible loss of the principal amount invested. I understand that Boston 1784 Funds are distributed by SEI Investments Distribution Co. and that Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, is distributed by Federated Securities Corp.

[ballot box] I understand and agree that any telephone conversation with Boston 1784 Funds, the Shareholder Servicing Agent, or any bank or broker-dealer or any of their affiliates may be recorded for accuracy.

[ballot box] This Agreement shall be governed by the laws of the Commonwealth of Massachusetts. Unless otherwise specified, Uniform Gifts or Transfers to Minors Act accounts will be governed by the Act of the custodian's state of residence when the account is opened.

--------------------------------------------------------------------------------
7. ...AND SIGN BELOW BEFORE SENDING YOUR COMPLETED APPLICATION
Under the penalties of perjury, I certify the following:

[ballot box]  The number shown on this form is my/our correct Social Security/
              Taxpayer ID Number.

[ballot box]  I am not subject to back-up withholding either because I have not been notified that I am subject to back-up withholding as a result of a failure to report all interest and dividends, or the Internal Revenue Service has notified me that I am no longer subject to back-up withholding, or I am exempt from back-up withholding.

[ballot box]  I hereby authorize the Shareholder Servicing Agent to deposit or withdraw funds, described above, to my account at the financial institution named in Section 5 and to adjust any over-deposit or under-withdrawal which is caused to be made to my account. I will not hold the financial institution named above liable for any erroneous deposits, withdrawals or adjustments made by the Shareholder Servicing Agent.

X
--------------------------------------------------------------------------------
SIGNATURE (INDIVIDUAL OR CUSTODIAN)                           DATE


X
--------------------------------------------------------------------------------
SIGNATURE (JOINT OWNER, IF ANY)                               DATE


X
--------------------------------------------------------------------------------
SIGNATURE & TITLE (CORPORATE OFFICER, PARTNER, TRUSTEE)       DATE

--------------------------------------------------------------------------------

8. PLEASE COMPLETE THIS SECTION ONLY IF YOU ARE A NON-RESIDENT ALIEN

Certificate of Foreign Status (Substitute W-8 Form)  (Non-Resident Alien)


[ballot box]  Under penalties of perjury, I certify that, to the best of my knowledge and belief, I qualify as a foreign person because I am not a U.S. citizen or resident.

X
--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                      DATE

--------------------------------------------------------------------------------
PERMANENT ADDRESS

--------------------------------------------------------------------------------
COUNTRY OF CITIZENSHIP

Certificate of Foreign Status (Substitute W-8 Form)
(Non-Resident Alien Co-Applicant)

[ballot box]  Under penalties of perjury, I certify that, to the best of my knowledge and belief, I qualify as a foreign person because I am not a U.S. citizen or resident.

X
--------------------------------------------------------------------------------
SIGNATURE OF CO-APPLICANT                   DATE

--------------------------------------------------------------------------------
PERMANENT ADDRESS

--------------------------------------------------------------------------------
COUNTRY OF CITIZENSHIP

MAIL YOUR COMPLETED APPLICATION IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO:
    BOSTON 1784 FUNDS
    P.O. BOX 8524
    BOSTON, MA 02266-8524.

THANK YOU FOR YOUR INVESTMENT IN BOSTON 1784 FUNDS. WE WILL SEND YOU WRITTEN CONFIRMATION SHORTLY.


[BEGINNING OF BOUNDING BOX]







FOR INTERNAL USE ONLY:
--------------------------------------------------------------------------------
CHECKING/SAVINGS ACCOUNT NUMBER FOR LINKAGE TO STATEMENT:


BANK CODE:                                         YOUR BRANCH'S
001 (MA and NH), 426 (RI), 401 (CT): _________     4-DIGIT RC:    ____________


YOUR NAME AND
PERFORMANCE PLUS I.D. #: _____________________________________________________

                         NAME OF REPRESENTATIVE         PERFORMANCE PLUS I.D.#

[END OF BOUNDING BOX]




                                                                MF-0119MM (1/99)

--------------------------------------------------------------------------------

                           CHECKWRITING SIGNATURE CARD
                     (NOT AVAILABLE FOR RETIREMENT ACCOUNTS)

Please provide information requested on the reverse side. The payments of funds on the conditions set forth below is authorized by the signature(s) appearing on the reverse side. Allow 14 business days after our receipt of the signed signature card for delivery of your checkbook, which includes 15 checks, 5 investment purchase forms and a reorder form. Checks may be written against your Boston 1784 Prime Money Market Fund, Boston 1784 U.S. Treasury Money Market Fund or Boston 1784 Tax-Free Money Market Fund investments for a minimum of $250 each check. These checks are not immediately redeemable at your branch.

CERTIFICATION: I hereby authorize Boston 1784 Funds to honor checks drawn by me on my Boston 1784 Funds account and to effect a redemption of sufficient shares in my account to cover payments of such checks. I understand that: (1) this privilege may be terminated at any time by the Fund and it shall not incur any liability to me for honoring such checks, or for effecting redemptions to pay such checks, or for returning checks which have not been paid; (2) no check shall be issued or honored, or redemption effected for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels; (3) only one signature is required for a joint account; and (4) this privilege is subject to all terms and conditions contained in the current Boston 1784 Funds prospectus(es).


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                                Bingham Dana LLP
                               150 Federal Street
                                Boston, MA 02110

                                October 19, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: Boston 1784 Funds (File Nos. 33-58004 and 811-7474)

Ladies and Gentlemen:

     On behalf of our client, Boston 1784 Funds, a Massachusetts business trust, we enclose for filing pursuant to Rule 497(k)(1)(iii)(B) under the Securities Act of 1933 (the "Act"), a revised definitive Profile for the Boston 1784 Money Market Funds, prepared in accordance with Rule 498 under the Act, which updates as of September 30, 1999 the Profile's performance tables, fund management disclosure and information about the purchase and sale of shares.

     Please call Mari A. Wilson at 617-951-8381 or the undersigned at 617-951-8706 with any comments or questions relating to the Profile.


                                                       Very truly yours,



                                                       Frans C. Wethly




cc:  Roger P. Joseph, Esq.
     Toby S. Serkin, Esq.
     Mari A. Wilson, Esq.


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